Income and Mining Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Current income and mining taxes	$ (143.0)	$ (134.2)	$ (165.1)
Deferred income and mining taxes	(12.0)	12.6	59.4
Income and mining tax expense	(155.0)	(121.6)	(105.7)
South Africa
Income Taxes [Line Items]
Current income and mining taxes	(3.0)	(0.6)	(16.1)
Deferred income and mining taxes	(0.3)	(13.2)	14.2
Ghana
Income Taxes [Line Items]
Current income and mining taxes	(35.4)	(31.1)	(40.6)
Deferred income and mining taxes	(8.9)	13.5	68.3
Australia
Income Taxes [Line Items]
Current income and mining taxes	(71.6)	(41.8)	(42.1)
Deferred income and mining taxes	14.2	1.5	1.0
Peru
Income Taxes [Line Items]
Current income and mining taxes	(33.0)	(60.7)	(66.3)
Deferred income and mining taxes	$ (17.0)	$ 10.8	$ (24.1)